NITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  	31-Dec-00

Check here if Amendment 	[   ]  Amendment Number:
This Amendment (Check only one):	[   ]  is a restatement.
            	[   ]  adds new holdings entries.

Institutional Investment Management Filing this Report:

Name:	"Chilton Capital Management, L.P."
Address:	"910 Travis, Suite 2200"
	"Houston, Texas  77002"

13F File Number:  28-07004

The institutional investment manager filing this report and the person by whom it is signed hereby represent
"that the person signing the report is authorized to submit it, " "that all information contained herein is true, correct and " "complete, and that it is understood that all required items," "statements, schedules, lists, and tables, are considered " integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Thomas M. Motter
Title:	Managing General Partner
Phone:	713-650-1995
"Signature, Place and Date of Signing:"

"Thomas M. Motter  Houston, Texas  January 17, 2001"

Report Type (Check only one):
[ X ]	13F HOLDINGS REPORT

[   ]	13F NOTICE

[   ]	13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	"$155,882 "



List of Other Included Managers:

No. 13F File Number	Name

01 28-409	Mellon Bank


NAME OF ISSUER	CLASS  CUSIP      VALUE  SHARES   DSCRET AUTH
Allos Therapeutics	COM    19777101      2101  266745   Sole           Sole
Allos Therapeutics	COM    19777101          23      3000   Defined, 1 None
Altera Corp	COM    21441100      3003  114145   Sole	    Sole
America Online Inc	COM    2364J104      1690    48590   Sole	    Sole
America Online Inc	COM    2364J104          69      2000   Defined, 1 None
American Express	COM    25816109         32         600   Sole           Sole
American Express	COM    25816109       692     12600   Defined, 1 None
American Home Prods	COM    26609107     5782     90980   Sole           Sole
American Home Prods	COM    26609107       178       2800   Defined, 1 None
American Internationa 	COM    26874107     8985     91161   Sole           Sole
Analog Devices Inc.	COM    32654105     2060     40245   Sole            Sole
Applied Materials Inc.	COM    38222105     1767     46265   Sole	    Sole
Bank of America Corp	COM    60505104   29202   636554   Sole            Sole
Bank of America Corp	COM    60505104       161       3500   Defined, 1  None
Bank of New York Co	COM    64057102         99       1800   Sole            Sole
Bank of New York Co 	COM    64057102       331       6000   Defined, 1  Sole
BE Aerospace	COM    73302101     2627   163585   Sole            Sole
BE Aerospace	COM    73302101         80       5000   Defined, 1  None
Bristol-Myers Squibb	COM   110122108    3224     43605   Sole	     Sole
Bristol-Myers Squibb	COM   110122108      148       2000   Defined, 1  None
Cisco Systems Inc	COM   17275R102    3431    89692   Sole            Sole
Cisco Systems Inc	COM   17275R102        38      1000   Defined, 1  None
CitiGroup		COM   172967101     4521    88537   Sole            Sole
CitiGroup		COM   172967101       306      6000   Defined, 1  None
Coca-Cola Company	COM   191216100       359      5900   Sole            Sole
Coca-Cola Company	COM   191216100      244       4000   Defined, 1  None
Corus Bankshares Inc	COM   220873103      217       4400   Sole            Sole
CV Therapeutics Inc	COM   126667104    9467   134043   Sole            Sole
CV Therapeutics Inc	COM   126667104      699       9900   Defined, 1  None
EMC Corp		COM   268648102    1080     16236   Sole            Sole
Enron Corp	COM   293561106      486       5850   Sole            Sole
Exxon Mobil	COM   30231G102   2989     34385   Sole            Sole
Exxon Mobil	COM   30231G102     229       2640   Defined, 1  None
General Electric Co	COM   369604103    3067     63972   Sole            Sole
General Electric Co	COM   369604103    2655     55400   Defined, 1  None
Guidant Corp Com	COM   401698105      162       3000   Sole	     Sole
HCC Insurance Holdin	COM   404132102      160       5950   Sole	     Sole
I-2 Technologies Inc	COM   465754109    4927     90506   Sole	     Sole
I-2 Technologies Inc	COM   465754109        65     12000   Defined, 1  None
Intel Corp		COM   458140100    3334   110900   Sole            Sole
Intel Corp		COM   458140100      240       8000   Defined, 1  None
International Business	COM   459200101      245       2885   Sole	     Sole
International Rectifie	COM   460254105    1838     61285   Sole	     Sole
InterTrust Technologie	COM   46113Q109     885   267210   Sole	     Sole
InterTrust Technologie	COM   46113Q109       20       6000   Defined, 1  None
Johnson & Johnson	COM   478160104      244       2325   Sole	     Sole
Lilly Eli & Co	COM   532457108    5355     57545   Sole	     Sole
Lilly Eli & Co	COM   532457108      279       3000   Defined, 1  None
Medtronic Inc	COM   585055106    4881     80861   Sole	     Sole
Medtronic Inc	COM   585055106      242       4000   Defined, 1  None
Merck & Co Inc	COM   589331107    7359     78604   Sole	     Sole
Merck & Co Inc	COM   589331107      187       2000   Defined, 1  None
Microsoft Corp	COM   594918104    1588     36568   Sole	     Sole
Microsoft Corp	COM   594918104        87       2000   Defined, 1  None
Nortel Networks	COM   656568102    3259   101650   Sole             Sole
Nortel Networks	COM   656568102        38       1200   Defined, 1  None
Oracle Corp	COM   68389X105   1502     51580   Sole            Sole
Oracle Corp	COM   68389X105       58       2000   Defined, 1  None
Parkway PPTYS Inc.	COM   70159Q104     182       6125   Sole            Sole
Pfizer Inc		COM   717081103      946     20562   Sole            Sole
Pfizer Inc		COM   717081103      759     16500   Defined, 1  None
Pharmacia Corp	COM   71713U102   6576   107803   Sole            Sole
Pharmacia Corp	COM   71713U102     488       8000   Defined, 1  None
Portal Software	COM   736126103      849   108225   Sole             Sole
Procter & Gamble Co	COM   742718109      762       9710   Sole             Sole
Qualcomm Inc.	COM   747525103      353       4300   Sole             Sole
SBC Communications	COM   78387G103     199       4177   Sole             Sole
Sealed Air Corp	COM   81211K100     478     15682   Sole             Sole
Sealed Air Corp	PERF   81211K209     649     20133   Sole             Sole
Southwest Airlines	COM   844741108      335     10000   Defined, 1  None
Sysco Corp	COM   871829107      744     24800   Sole             Sole
Teco Energy Inc	COM   872375100    7850   242463   Sole             Sole
Texas Instruments Inc.	COM   882508104    4224     89166   Sole             Sole
Texas Instruments Inc.	COM   882508104        28         600   Defined, 1  None
Verizon		COM   92343V104     504     10058   Sole             Sole
Verizon		COM   92343V104       50       1000   Defined, 1   None
Vornado Realty Trust	COM   929042109      345       9000    Sole	      Sole
Wal Mart Stores Inc	COM   931142103      292       5500    Sole	      Sole
Wells Fargo	COM   949746101        49         888    Sole	      Sole
Wells Fargo	COM   949746101      223       4000    Defined, 1  None